Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Feng Zhou [Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	Major shareholder of the Company, Chief Executive Officer
Jun Zheng [Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	Director of the Company
Xiaodong Ji [Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	Independent Director of the Company
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	An entity controlled by Jianping Zhou
Total revenue generated from related parties	$ 1,589		$ 4,610
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	An entity controlled by Jianping Zhou
Total due to related parties		1,047,550
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	An entity controlled by Jianping Zhou
Total due from related parties	$ 5,140
Total revenue generated from related parties	$ 1,091	2,232	11,533
Taizhou Su Xuan Tang Chinese hospital Co., Ltd [Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	An entity controlled by Jianping Zhou
Total due from related parties	$ 41,561
Total revenue generated from related parties	$ 1,621	25,528	17,478
Jiangsu Sutaitang Online Commercial Co., Ltd.[Member]
Schedule of Related Party Transactions [Line items]
Relationship with the Company	An entity controlled by Xiaodong Ji
Total due from related parties	$ 370,862
Related Party [Member]
Schedule of Related Party Transactions [Line items]
Total due from related parties	417,563
Total due to related parties		1,047,550
Total revenue generated from related parties	$ 4,301	$ 27,760	$ 33,621